GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Reporting Entity

Foresight Autonomous Holdings Ltd. (the “Company”) was incorporated in Israel in 1977 and became public in Israel in 1987. It changed its name in 2010 and again, following the acquisition of Foresight Automotive Ltd. (“Foresight Ltd.”) in January 2016, to its current name. The Company’s Ordinary Shares are traded on the Tel Aviv Stock Exchange, and its American Depository Shares (“ADSs”) (90:1 ratio) have been listed on the Nasdaq Capital Market since June 2017. Foresight Ltd. was established in July 2015 by Magna B.S.P. Ltd. (“Magna”) to transfer all of Magna’s three-dimensional (3D) computer vision research and development technology and business in the area of Advanced Driver Assistance Systems to a separate entity. As part of the reorganization, Magna transferred to Foresight Ltd. all the intellectual assets comprised mostly of know-how, software and algorithms developed by Magna. Eye-Net Mobile Ltd (“Eye-Net”) was established in May 2018 by Foresight Ltd. in order to develop cellular based, beyond-line-of-sight, accident prevention solutions. On September 15, 2022, Foresight Ltd. transferred the shares of Eye-Net to the Company, free of charge and in accordance with the provisions of Section 104 C of the Israeli Income Tax Ordinance [New Version] 5721-1961, so that after the transfer of the shares, the Company directly held all of the shares of Eye-Net. On January 5, 2022, the Company established Foresight Changzhou Automotive Ltd., (“Foresight Changzhou”), a wholly owned subsidiary of Foresight Ltd., in Jiangsu Province, China. Foresight Changzhou was established in cooperation with the China-Israel Changzhou Innovation Park, a bi-national governmental initiative that provides a unique platform for Israeli industrial companies seeking to enter the Chinese market. The Company and its subsidiaries - Foresight Ltd., Eye-Net and Foresight Changzhou - are collectively referred to as the “Company” or the “Group.” The Company is a technology company engaged in development of advanced 3-dimensional (3D) perception systems and cellular-based applications. Through its wholly owned subsidiaries, Foresight Ltd., Foresight Changzhou and Eye-Net, the Company develops both “in-line-of-sight” vision solutions and “beyond-line-of-sight” accident-prevention solutions. The Company’s 3D perception systems include modules of automatic calibration and dense 3D point cloud that can be applied to diverse markets such as automotive, defense, rail, autonomous vehicles, drones and heavy industrial equipment. Eye-Net’s cellular-based solution suite provides real-time pre-collision alerts to enhance road safety and situational awareness for all road users in the urban mobility environment by incorporating cutting-edge artificial intelligence technology and advanced analytics. The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Going Concern

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the utilization of its current financial resources, sales of its products, grants and subsidies and through additional raises of capital.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plan includes raising funds from existing shareholders and/or outside potential investors. However, there is no assurance such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to successfully complete the development of, and to commercialize, its products. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

FORESIGHT AUTONOMOUS HOLDINGS LTD.

U.S. dollars in thousands

(Except share and per share data)

Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)